SCHEDULE OF BASIC AND DILUTED EARNINGS PER COMMON SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Earnings per share (Note 10):
Net income to Ordinary Shareholders, Basic	$ 15,201	$ 18,873	$ 25,592	$ 28,855
Weighted-average ordinary shares outstanding, Basic	96,428,791	95,437,068	96,284,786	95,250,744
EPS, Basic	$ 0.16	$ 0.20	$ 0.27	$ 0.30
Weighted average number of shares outstanding, restricted stock units		88,611	258,726	233,276
Net (loss) / income to Ordinary Shareholders, antidilution sequencing - subtotal	$ 15,201	$ 18,873	$ 25,592	$ 28,855
Weighted-average ordinary shares outstanding, antidilution sequencing - subtotal	96,428,791	95,525,679	96,543,512	95,484,020
EPS, Antidilution sequencing - subtotal	$ 0.16	$ 0.20	$ 0.27	$ 0.30
Weighted-average ordinary shares outstanding, public warrants
Weighted-average ordinary shares outstanding, warrants	1,210,716		608,703
Net income to Ordinary Shareholders, Diluted	$ 15,201	$ 18,873	$ 25,592	$ 28,855
Weighted-average ordinary shares outstanding, Diluted	97,639,507	95,525,679	97,152,215	95,484,020
EPS, Diluted	$ 0.16	$ 0.20	$ 0.26	$ 0.30